LEASES (Tables)	12 Months Ended
Mar. 31, 2023
LEASES
Schedule of right-of-use assets ("ROU")

Right-of-use assets consisted of the following:

Total
Cost	$
Balance, April 1, 2022	30,960,968
Foreign currency translation adjustment related to Clinic Operations	1,225,611
Assets held for transfer related to spinout of Clinic Operations	(32,186,579)
Balance, March 31, 2023	—

Accumulated depreciation
Balance, April 1, 2022	(3,675,634)
Depreciation expense related to Clinic Operations	(891,061)
Foreign currency translation adjustment related to Clinic Operations	(131,927)
Assets held for transfer related to spinout of Clinic Operations	4,698,622
Balance, March 31, 2023	—

Net book value As of
March 31, 2023	—
March 31, 2022	27,285,334

Total
Cost	$
Balance, April 1, 2021	8,266,366
Additions	22,924,757
Foreign currency translation adjustment	(230,155)
Balance, March 31, 2022	30,960,968

Accumulated depreciation
Balance, April 1, 2021	(1,084,008)
Depreciation expense	(2,626,207)
Foreign currency translation adjustment	34,581
Balance, March 31, 2022	(3,675,634)

Net book value As of
March 31, 2022	27,285,334
March 31, 2021	7,182,358

Schedule of lease obligations

Lease obligations consisted of the following:

Total
$
As of April 1, 2022	29,021,056
Foreign currency translation adjustment related to Clinic Operations	1,176,263
Payments during the period related to Clinic Operations	(1,480,269)
Interest expense during the period related to Clinic Operations	583,849
Liabilities directly associated with the assets held for transfer related to spinout of Clinic Operations	(29,300,899)
As of March 31, 2023	—

Total
$
As of April 1, 2021	7,473,807
Additions during the year	22,645,828
Foreign currency translation adjustment	(180,793)
Payments during the year	(2,009,586)
Interest expense during the year	1,091,800
As of March 31, 2022	29,021,056
Less amounts due within one year	(2,306,823)
Long-term balance As of March 31, 2022	26,714,233